                                                                                                                                                                March 31, 2017

Dreyfus Family of Funds
Supplement to Current Statements of Additional Information

The first sentence of footnote 10 under "Investments, Investment Techniques and Risks" is deleted.

The first paragraph under "Counsel and Independent Registered Public Accounting Firm" is replaced with the following:

Proskauer Rose LLP, Eleven Times Square, New York, New York  10036, serves as counsel to the funds and to the Independent Board Members.

                                                                                                                                                                               GRP2-SAISTK-0317